CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net income	$ 15,208,135	$ 21,322,680
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Share-based compensation	4,984,285	4,506,170
Depreciation and amortization	1,315,796	1,426,385
Unrealized fair value change of financial instruments held, at fair value	(6,854,000)	(6,379,516)
Loss from investments, including impairments	200,000
Allowance for doubtful accounts	13,880,233	156,331
Foreign currency exchange gain	(5,255,760)	(2,186,650)
Deferred tax expense	586,647	2,496,014
Interest expense from convertible bonds	1,294,015	1,257,202
Changes in operating assets and liabilities:
Financial instruments held, at fair value	259,511,975	(184,319,756)
Receivables from customers	(107,194,988)	(129,505,159)
Receivables from brokers, dealers and clearing organizations	(1,050,057,060)	302,116,351
Amounts due from/to related parties	9,871,791	(255,633)
Prepaid expenses and other current assets	478,478	(1,308,454)
Operating lease right-of-use assets	(3,985,804)	3,628,981
Other non-current assets	(1,748,353)	(684,292)
Payables to customers	(107,582,742)	(146,852,786)
Payables to brokers, dealers and clearing organizations	1,126,603,292	79,265,551
Accrued expenses and other current liabilities	1,013,410	(5,286,795)
Operating lease liabilities	3,674,008	(3,776,878)
Deferred income	(819,809)	533,665
Net cash provided by (used in) operating activities	155,123,549	(63,846,589)
Cash flows from investing activities:
Purchase of property, equipment and intangible assets	(1,359,818)	(1,774,179)
Maturity of term deposits	2,816,941
Advances to employees	114,150	(284,827)
Net cash provided by (used in) investing activities	1,571,273	(2,059,006)
Cash flows from financing activities:
Proceeds received from redeemable non-controlling interests		1,680,036
Proceeds received from issuance of Class A Ordinary Shares upon settlement of share-based awards	43,951	69,754
Net cash provided by financing activities	43,951	1,749,790
Increase (decrease) in cash, cash equivalents and restricted cash	156,738,773	(64,155,805)
Effect of exchange rate changes	(2,256,880)	(3,825,184)
Cash, cash equivalents and restricted cash at beginning of the period	1,939,753,801	1,955,728,529
Cash, cash equivalents and restricted cash at end of the period	2,094,235,694	1,887,747,540
Cash, cash equivalents and restricted cash:
Cash and cash equivalents	392,528,408	324,102,449
Cash-segregated for regulatory purpose	1,701,707,286	1,563,645,091
Supplemental disclosure of cash flow information:
Income taxes paid (net of refunds)	$ 3,432,994	$ 5,513,520